Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Retained Earnings	Noncontrolling Interest	Total
Balance at Dec. 31, 2014							$ 22,492
Changes in Redeemable Noncontrolling Interests
Net income							5,945
Subsidiary dividends paid to noncontrolling interests							(5,027)
Balance at Dec. 31, 2015							23,410
Balance at Dec. 31, 2014	$ 20,278	$ 171,270	$ (11,926)	$ (453,230)	$ 1,966,370	$ 6,882	1,699,644
Balance (in shares) at Dec. 31, 2014	202,775
Changes in Total Equity
Net income					364,044	(948)	363,096
Other comprehensive income (Note 19)			(21,618)			(270)	(21,888)
Common stock issued from treasury shares for exercise of stock options (Note 17)		12,273		46,363			58,636
Common stock unissued due to forfeiture of nonvested awards	$ (1)	702		(701)
Common stock unissued due to forfeiture of nonvested awards (in shares)	(6)
Common stock issued from treasury shares for nonvested awards (Note 17)		(7,982)		7,982
Share-based compensation (Note 17)		41,179					41,179
Common stock issued from treasury shares for dividend equivalents (Note 17)		186		163			349
Cash dividends declared ($0.46, $0.40 and $0.40 per share for the years ended December 31, 2017, 2016 and 2015, respectively)					(74,356)		(74,356)
Purchase of treasury shares (Note 18)		6		(242,241)			(242,235)
Tax benefits associated with share-based compensation		24,257					24,257
Balance at Dec. 31, 2015	$ 20,277	241,891	(33,544)	(641,664)	2,256,058	5,664	1,848,682
Balance (in shares) at Dec. 31, 2015	202,769
Changes in Redeemable Noncontrolling Interests
Net income							6,231
Subsidiary dividends paid to noncontrolling interests							(5,548)
Balance at Dec. 31, 2016							24,093
Changes in Total Equity
Net income					319,638	103	319,741
Other comprehensive income (Note 19)			(22,614)			(332)	(22,946)
Common stock issued from treasury shares for exercise of stock options (Note 17)		1,824		9,884			11,708
Common stock unissued due to forfeiture of nonvested awards	$ (1)	1,197		(1,196)
Common stock unissued due to forfeiture of nonvested awards (in shares)	(4)
Common stock issued from treasury shares for nonvested awards (Note 17)		(17,204)		17,204
Share-based compensation (Note 17)		42,457					42,457
Cash dividends declared ($0.46, $0.40 and $0.40 per share for the years ended December 31, 2017, 2016 and 2015, respectively)					(73,474)		(73,474)
Purchase of treasury shares (Note 18)				(30,275)			(30,275)
Subsidiary repurchase of noncontrolling interests		(443)				$ (5,435)	(5,878)
Tax benefits associated with share-based compensation		9,905					9,905
Balance at Dec. 31, 2016	$ 20,276	279,627	(56,158)	(646,047)	2,502,222		$ 2,099,920
Balance (in shares) at Dec. 31, 2016	202,765						202,765
Changes in Redeemable Noncontrolling Interests
Net income							$ 6,031
Adjustments to redemption value of redeemable noncontrolling interest							101,405
Subsidiary repurchase of noncontrolling interests							(9,843)
Subsidiary dividends paid to noncontrolling interests							(5,997)
Balance at Dec. 31, 2017							115,689
Changes in Total Equity
Net income					586,185		586,185
Other comprehensive income (Note 19)			20,010				20,010
Common stock issued from treasury shares for exercise of stock options (Note 17)		10,474		11,358			21,832
Common stock unissued due to forfeiture of nonvested awards	$ 1	1,230		(1,231)
Common stock issued from treasury shares for nonvested awards (Note 17)		(10,197)		10,197
Share-based compensation (Note 17)		43,234					43,234
Cash dividends declared ($0.46, $0.40 and $0.40 per share for the years ended December 31, 2017, 2016 and 2015, respectively)					(84,389)		(84,389)
Purchase of treasury shares (Note 18)				(284,237)			(284,237)
Adjustments to redemption value of redeemable noncontrolling interest		(101,405)					(101,405)
Subsidiary repurchase of noncontrolling interests		(60,157)					(60,157)
Balance at Dec. 31, 2017	$ 20,277	$ 162,806	$ (36,148)	$ (909,960)	$ 3,004,018		$ 2,240,993
Balance (in shares) at Dec. 31, 2017	202,765						202,765